UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 117,369
150	5.125%, 1/01/37	1/15 at 100.00	Caa1	97,730
330	Total Consumer Discretionary			215,099
	Consumer Staples – 6.1% (4.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
605	4.500%, 6/01/23	6/17 at 100.00	B1	605,200
3,275	4.750%, 6/01/34	6/17 at 100.00	B2	2,945,731
885	5.000%, 6/01/41	6/17 at 100.00	B2	804,120
4,765	Total Consumer Staples			4,355,051
	Education and Civic Organizations – 12.6% (8.7% of Total Investments)
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,		BBB	206,344
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	877,532
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	538,367
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,153,880
	2007E, 5.000%, 7/01/33
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	522,449
	Option Bond Trust 3922, 13.830%, 7/01/19 (IF)
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	313,643
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
170	5.000%, 7/01/32	7/21 at 100.00	BBB+	188,380
115	5.000%, 7/01/37	7/21 at 100.00	BBB+	126,203
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	361,152
	Series 2012A, 5.000%, 7/01/19
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	199,121
	5.000%, 12/01/25
105	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	116,884
	5.000%, 12/01/30
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	200,351
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,151,018
	4.250%, 12/01/25 (Alternative Minimum Tax)
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	306,216
	Bond Trust PA-4643, 20.270%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A+	659,318
	5.000%, 7/01/42
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/22 at 100.00	BBB–	201,514
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	80,742
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	4/13 at 100.00	A–	1,794,368
	12/01/31 – AMBAC Insured
8,080	Total Education and Civic Organizations			8,997,482
	Financials – 4.9% (3.3% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	1/14 at 100.00	N/R	599,940
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/13 at 100.00	Baa3	1,256,213
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,611,762
	Project, Series 2002, 5.750%, 10/01/21
3,300	Total Financials			3,467,915
	Health Care – 24.7% (16.9% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	229,418
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	436,056
	Series 2008A, 5.000%, 7/01/27
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	382,065
	Tender Option Bond Trust 3018, 19.822%, 7/01/38 – AGC Insured (IF) (4)
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	577,965
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas
	Health, Series 2012A:
150	5.000%, 7/01/24	No Opt. Call	BBB+	175,521
100	5.000%, 7/01/25	No Opt. Call	BBB+	116,076
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	644,697
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,072,070
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	92,502
	Hospital, Series 2005A, 5.500%, 7/01/36
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	176,569
	Center, Series 2006, 5.125%, 7/01/35
800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	No Opt. Call	A3	827,520
	Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27
1,020	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/22 at 100.00	A	1,170,909
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/26
945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	1,016,055
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/13 at 100.00	BB+	1,190,214
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	136,478
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,319,130
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	580,350
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	631,953
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,531,339
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,551,284
435	5.000%, 7/01/46	7/16 at 100.00	A2	450,786
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	4/13 at 100.00	N/R	1,150,460
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/13 at 100.00	A1	1,104,334
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
16,540	Total Health Care			17,563,751
	Housing/Multifamily – 3.6% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	430,263
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	224,564
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/13 at 100.00	A+	1,922,112
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
2,500	Total Housing/Multifamily			2,576,939
	Housing/Single Family – 1.9% (1.3% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa1	1,106,470
	Series 2011A, 4.650%, 10/01/29
215	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	221,521
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
1,215	Total Housing/Single Family			1,327,991
	Industrials – 0.9% (0.6% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt Call	BBB	668,767
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory put
	12/01/17)
	Long-Term Care – 8.3% (5.7% of Total Investments)
365	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	380,385
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	4/13 at 100.00	A–	1,007,210
4,000	5.500%, 6/01/31	4/13 at 100.00	A–	4,026,677
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/13 at 100.00	BB+	520,151
	Obligated Group, Series 1998, 5.125%, 7/01/25
5,885	Total Long-Term Care			5,934,423
	Tax Obligation/General – 4.5% (3.0% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	784,945
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	225,946
	5.000%, 8/01/27
500	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003, 3.000%,	1/22 at 100.00	AA	486,055
	1/15/33 (WI/DD, Settling 2/06/13)
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	829,570
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
635	West Deptford, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – AGM Insured	7/17 at 100.00	AA–	721,036
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds,, 5.000%, 7/15/19	No Opt. Call	AA–	120,305
2,865	Total Tax Obligation/General			3,167,857
	Tax Obligation/Limited – 39.5% (27.1% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	531,392
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,037,930
	5.000%, 12/01/18 – NPFG Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	812,340
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	557,035
	2007, 5.250%, 12/15/22 – AMBAC Insured
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	680,115
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	650,464
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
670	5.250%, 1/01/36	1/22 at 100.00	A	760,497
265	5.125%, 1/01/42	1/22 at 100.00	A	295,475
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	567,040
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	1,462,174
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
700	5.000%, 6/15/19	No Opt. Call	BBB+	815,199
250	5.000%, 6/15/21	No Opt. Call	BBB+	294,710
300	5.000%, 6/15/26	6/22 at 100.00	BBB+	342,633
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	53,141
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	78,350
1,400	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	1,707,720
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	469,643
870	5.000%, 9/01/37	9/17 at 100.00	A+	939,287
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	720,592
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,079,343
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	219,294
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	334,188
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	592,683
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,914,720
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	1,006,392
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,051,902
	5.500%, 12/15/16 – NPFG Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA–	726,918
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	857,900
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,634,200
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,944,450
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,602,978
	5.000%, 12/15/24
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	1,038,986
695	3.500%, 5/01/35	5/22 at 100.00	Aa3	693,374
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	276,851
	2006A, 4.500%, 7/01/36 – CIFG Insured
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	381,395
	Lien Series 2010B, 5.250%, 10/01/29
33,960	Total Tax Obligation/Limited			28,131,311
	Transportation – 17.4% (11.9% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	532,690
	1/01/27 – NPFG Insured
800	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	924,824
	5.000%, 1/01/42
300	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A2	325,857
	2012A, 4.000%, 7/01/27
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	782,901
	5.000%, 1/01/40
450	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	511,997
	District Project, Series 2012, 5.000%, 1/01/27
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
225	5.000%, 9/01/28	9/22 at 100.00	A+	263,768
250	3.625%, 9/01/34	9/22 at 100.00	A+	253,560
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	4/13 at 100.00	B	602,268
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,076,790
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A2	836,604
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
30	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	34,708
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,954,664
1,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,422,048
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	404,215
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
1,100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	1,110,340
	Seventh Series 2013, 4.000%, 1/15/43 (WI/DD, Settling 2/06/13) (Alternative Minimum Tax)
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	522,365
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
50	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	4/13 at 100.00	BBB	50,021
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
650	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series	No Opt. Call	A–	784,999
	2012., 5.000%, 11/01/22
10,980	Total Transportation			12,394,619
	U.S. Guaranteed – 11.8% (8.0% of Total Investments) (5)
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	110,756
	6/15/16 (ETM)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
400	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	430,156
400	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	428,788
700	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	752,773
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	200,841
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+ (5)	599,857
	Technology, Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AA– (5)	533,745
	Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	764,903
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	643,501
500	New Jersey State, General Obligation Bonds, Series 2004, 5.000%, 4/01/13 (ETM)	No Opt. Call	AA– (5)	504,035
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	17,615
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	217,247
1,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,738,522
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	21,868
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (5)	261,498
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
1,070	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,092,053
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
7,855	Total U.S. Guaranteed			8,318,158
	Utilities – 1.3% (0.9% of Total Investments)
895	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	6/22 at 100.00	Baa3	940,135
	Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)
	Water and Sewer – 8.2% (5.7% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	156,558
	6.000%, 7/01/25
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
520	5.000%, 10/01/23	No Opt. Call	A	628,685
2,115	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,115,887
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	570,645
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	241,149
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
660	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	906,437
	Option Bond Trust 4729, 7.428%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	583,385
535	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	602,260
5,200	Total Water and Sewer			5,805,006
$ 105,040	Total Investments (cost $96,667,029) – 146.0%			103,864,504
	MuniFund Term Preferred Shares, at Liquidation Value – (49.3)% (6)			(35,050,000)
	Other Assets Less Liabilities – 3.3%			2,333,249
	Net Assets Applicable to Common Shares – 100%			$ 71,147,753

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$103,864,504	$—	$103,864,504

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $96,575,797.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$7,514,864
Depreciation	(226,157)
Net unrealized appreciation (depreciation) of investments	$7,288,707

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.7%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
ETM	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013